Adoption of new and amended standards and interpretations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax benefit	$ (97,005)	$ (40,176)	$ (10,486)
IAS 12
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax benefit	$ 1,800